Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13: - SUBSEQUENT EVENTS

On March 27, 2019, the Board of Directors of the Company authorized a reverse share split of the Company's issued and outstanding common shares at a ratio of 1-for-25, which became effective on April 1, 2019. At the effective time, every twenty-five shares of the Company's ordinary shares that were issued and outstanding were automatically combined into one issued and outstanding share and the par value per share of the ordinary shares changed to NIS 0.25. All authorized, issued and outstanding share and per share amounts contained in the accompanying audited financial statements have been adjusted to reflect this reverse share split for all prior periods presented. All share and per share data included in these audited financial statements and notes give retroactive effect to the reverse share split for all periods presented. Certain amounts in the notes to the financial statements may be slightly different than previously reported due to rounding of fractional shares as a result of the reverse share split.